ACCOUNTS RECEIVABLE (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023
ACCOUNTS RECEIVABLE
Accounts receivable, gross	$ 11,360	$ 0
Accounts receivable	$ 11,360	$ 0